Quarterly Holdings Report
for
Fidelity® Women’s Leadership ETF
October 31, 2021
WLE-NPRT1-1221
1.9901538.100

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 97.7%
	Shares	Value
COMMUNICATION SERVICES – 4.9%
Entertainment – 1.4%
The Walt Disney Co. (a)	214	$ 36,181
Interactive Media & Services – 2.0%
Bumble, Inc. Class A (a)	313	16,439
Match Group, Inc. (a)	50	7,539
Snap, Inc. Class A (a)	345	18,140
Vimeo, Inc. (a)	347	11,704
		53,822
Media – 1.5%
Cable One, Inc.	8	13,690
The Interpublic Group of Cos., Inc.	733	26,806
		40,496
TOTAL COMMUNICATION SERVICES		130,499
CONSUMER DISCRETIONARY – 15.1%
Automobiles – 0.8%
General Motors Co. (a)	373	20,302
Diversified Consumer Services – 1.3%
Adtalem Global Education, Inc. (a)	432	15,954
Bright Horizons Family Solutions, Inc. (a)	108	17,928
		33,882
Hotels, Restaurants & Leisure – 2.1%
Airbnb, Inc. Class A (a)	65	11,093
Marriott International, Inc. Class A (a)	164	26,243
Starbucks Corp.	176	18,669
		56,005
Household Durables – 1.2%
Taylor Morrison Home Corp. (a)	1,014	30,957
Internet & Direct Marketing Retail – 2.6%
Amazon.com, Inc. (a)	10	33,724
Etsy, Inc. (a)	87	21,810
The RealReal, Inc. (a)	893	11,636
		67,170
Multiline Retail – 0.6%
Kohl's Corp.	345	16,743
Specialty Retail – 5.4%
Best Buy Co., Inc.	126	15,402
Burlington Stores, Inc. (a)	55	15,196
Lowe's Cos., Inc.	124	28,994
Ross Stores, Inc.	65	7,358
The Gap, Inc.	824	18,696
Torrid Holdings, Inc. (a)	868	13,055
Ulta Beauty, Inc. (a)	44	16,164
Williams-Sonoma, Inc.	150	27,859
		142,724
Textiles, Apparel & Luxury Goods – 1.1%
PVH Corp. (a)	127	13,885
Tapestry, Inc.	411	16,021

	Shares	Value

		29,906
TOTAL CONSUMER DISCRETIONARY		397,689
CONSUMER STAPLES – 3.9%
Beverages – 0.9%
The Coca-Cola Co.	303	$17,080
The Duckhorn Portfolio, Inc. (a)	374	7,233
		24,313
Food & Staples Retailing – 0.6%
Albertsons Cos., Inc.	496	15,351
Food Products – 1.1%
Laird Superfood, Inc. (a)	651	11,367
The Hershey Co.	98	17,184
		28,551
Household Products – 0.4%
The Clorox Co.	68	11,085
Personal Products – 0.9%
Olaplex Holdings, Inc. (a)	100	2,791
The Estee Lauder Cos., Inc. Class A	52	16,865
The Honest Co., Inc. (a)	534	4,886
		24,542
TOTAL CONSUMER STAPLES		103,842
ENERGY – 0.5%
Oil, Gas & Consumable Fuels – 0.5%
Renewable Energy Group, Inc. (a)	225	14,400
FINANCIALS – 12.0%
Banks – 4.6%
Bank of America Corp.	972	46,442
Citigroup, Inc.	506	34,995
First Horizon Corp.	910	15,443
First United Corp.	478	9,024
JPMorgan Chase & Co.	90	15,290
		121,194
Capital Markets – 4.4%
Coinbase Global, Inc. Class A (a)	30	9,583
Morningstar, Inc.	118	37,376
MSCI, Inc.	19	12,633
Nasdaq, Inc.	270	56,665
		116,257
Insurance – 2.2%
The Hartford Financial Services Group, Inc.	370	26,984
The Progressive Corp.	326	30,931
		57,915
Thrifts & Mortgage Finance – 0.8%
NMI Holdings, Inc. Class A (a)	927	22,508
TOTAL FINANCIALS		317,874

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – 15.5%
Biotechnology – 2.4%
AbbVie, Inc.	189	$ 21,672
Graphite Bio, Inc. (a)	681	8,676
Vertex Pharmaceuticals, Inc. (a)	103	19,048
Zai Lab Ltd. ADR (a)	125	13,050
		62,446
Health Care Equipment & Supplies – 2.4%
Figs, Inc. Class A (a)	292	9,814
Hologic, Inc. (a)	448	32,843
ResMed, Inc.	79	20,770
		63,427
Health Care Providers & Services – 4.6%
AMN Healthcare Services, Inc. (a)	178	17,569
Anthem, Inc.	127	55,261
Cigna Corp.	149	31,828
Guardant Health, Inc. (a)	139	16,234
		120,892
Pharmaceuticals – 6.1%
AstraZeneca PLC ADR	720	44,914
Eli Lilly & Co.	123	31,335
GlaxoSmithKline PLC ADR	704	29,800
Merck & Co., Inc.	298	26,239
Zoetis, Inc.	136	29,403
		161,691
TOTAL HEALTH CARE		408,456
INDUSTRIALS – 9.0%
Air Freight & Logistics – 1.0%
United Parcel Service, Inc. Class B	127	27,111
Commercial Services & Supplies – 0.3%
Stericycle, Inc. (a)	97	6,491
Electrical Equipment – 2.9%
AMETEK, Inc.	241	31,908
nVent Electric PLC	599	21,235
Sunrun, Inc. (a)	414	23,879
		77,022
Machinery – 2.5%
Federal Signal Corp.	999	42,767
Otis Worldwide Corp.	279	22,407
		65,174
Professional Services – 2.3%
Leidos Holdings, Inc.	249	24,895
ManpowerGroup, Inc.	188	18,170
Science Applications International Corp.	203	18,226
		61,291
TOTAL INDUSTRIALS		237,089
INFORMATION TECHNOLOGY – 29.7%
Communications Equipment – 0.9%
Arista Networks, Inc. (a)	55	22,533

	Shares	Value

Electronic Equipment, Instruments & Components – 2.1%
CDW Corp.	218	$40,690
Insight Enterprises, Inc. (a)	161	15,247
		55,937
IT Services – 7.3%
Accenture PLC Class A	124	44,490
Genpact Ltd.	375	18,506
Mastercard, Inc. Class A	86	28,855
PayPal Holdings, Inc. (a)	156	36,284
Square, Inc. Class A (a)	80	20,360
Twilio, Inc. Class A (a)	78	22,726
WEX, Inc. (a)	149	22,305
		193,526
Semiconductors & Semiconductor Equipment – 4.1%
Advanced Micro Devices, Inc. (a)	228	27,412
NVIDIA Corp.	267	68,264
Universal Display Corp.	74	13,557
		109,233
Software – 13.8%
Adobe, Inc. (a)	79	51,379
Ceridian HCM Holding, Inc. (a)	140	17,535
HubSpot, Inc. (a)	57	46,183
Intuit, Inc.	70	43,819
Microsoft Corp.	322	106,782
PagerDuty, Inc. (a)	335	13,986
Rapid7, Inc. (a)	215	27,681
Salesforce.com, Inc. (a)	189	56,642
		364,007
Technology Hardware, Storage & Peripherals – 1.5%
Apple, Inc.	273	40,895
TOTAL INFORMATION TECHNOLOGY		786,131
MATERIALS – 2.4%
Chemicals – 0.4%
Valvoline, Inc.	308	10,460
Metals & Mining – 2.0%
Commercial Metals Co.	446	14,352
Newmont Corp.	415	22,410
Schnitzer Steel Industries, Inc. Class A	306	16,463
		53,225
TOTAL MATERIALS		63,685
REAL ESTATE – 2.3%
Equity Real Estate Investment Trusts (REITs) – 2.3%
Equity Lifestyle Properties, Inc.	274	23,156
STORE Capital Corp.	725	24,889
Ventas, Inc.	249	13,289
TOTAL REAL ESTATE		61,334
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
UTILITIES – 2.4%
Electric Utilities – 1.5%
ALLETE, Inc.	226	$13,908
NextEra Energy, Inc.	291	24,831
		38,739
Water Utilities – 0.9%
American Water Works Co., Inc.	136	23,688
TOTAL UTILITIES		62,427
TOTAL COMMON STOCKS (Cost $2,440,833)		2,583,426
Money Market Fund – 2.3%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $59,605)	59,605	59,605
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $2,500,438)		2,643,031
NET OTHER ASSETS (LIABILITIES) – 0.0%		108
NET ASSETS – 100.0%		$ 2,643,139

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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